Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	0 Months Ended		0 Months Ended
	Sep. 30, 2014	Apr. 14, 2014 Previously Managed Hotels [Member]	Apr. 14, 2014 Previously Managed Hotels [Member]	Apr. 14, 2014 LQ Management L.L.C. (LQM) [Member] Previously Managed Hotels [Member]	Apr. 14, 2014 LQ Management L.L.C. (LQM) [Member] Previously Managed Hotels [Member]
Business Acquisition [Line Items]
Total purchase price		$ 161.7
Total net consideration paid		150.8
Purchase price owed by the parent company			10.9
Net consideration paid in the form cash			76.9
Net consideration paid in the form equity consideration			73.9
Significant assets acquired consist of property and equipment			166.5
Significant assets acquired consist of intangible assets			1.4
Significant long term liabilities acquired included unfavorable leasehold interests			5.3
Business acquisition ownership interest percentage	100.00%				100.00%
Business acquisition cash paid	$ 0.8			$ 0.8